Touchstone Sands Capital Emerging Markets ex-China Growth ETF Annual Fund Operating Expenses - Touchstone Sands Capital Emerging Markets ex-China Growth ETF	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 29, 2027
Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	1.97%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.72%	[2]
Fee Waiver or Reimbursement	(1.92%)	[3]
Net Expenses (as a percentage of Assets)	0.80%	[2],[3]

[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
[2]	Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s Form N-CSR filing for the fiscal year ended December 31, 2025.
[3]	Touchstone Advisors, Inc. (the “Adviser” or “Touchstone Advisors”) and Touchstone ETF Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.79% of average daily net assets. This contractual expense limitation is effective through April 29, 2027, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed either (1) the expense cap in place when such amounts were waived or reimbursed or (2) the Fund’s current expense limitation.